Income Tax Expense (Details) - Schedule of Deferred Tax Liabilities and Assets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax liabilities:
Accelerated depreciation			$ 45,858
Deferred tax liabilities			45,858
Deferred tax assets, net:
Net operating loss carryforwards	$ 12,861,058	8,909,692	5,461,370
Less: valuation allowance	$ (12,861,058)	(8,909,692)	(5,461,370)
Deferred tax assets, net: